Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2015	2016
	RMB	RMB
Amount due to the third-party investors from the sale of financial products	—	18,106,270
Salary and welfare payables	1,689,809	2,118,459
Deposits	3,627,058	6,845,980
Payable related to employees’ exercise of share-based awards	276,259	74,119
Rental fee payables	135,534	250,795
Professional fee accruals	75,086	96,114
Others	1,374,319	1,939,747

Total	7,178,065	29,431,484